Supplemental Cash Flow Disclosures	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Supplemental Cash Flow Disclosures

NOTE 19 SUPPLEMENTAL CASH FLOW DISCLOSURES

Following are supplemental cash flow disclosures regarding interest paid and income taxes paid.

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Interest paid	$96,203	$114,996	$123,805
Income taxes paid (refunded)	(66,994)	87,139	53,009

Following are supplemental cash flow disclosures regarding transactions related to stock-based compensation awards:

TDS:

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Special Common Shares withheld (1)	65,638	43,580	26,999

Aggregate value of Special Common Shares withheld	$1,537	$1,348	$811

Cash receipts upon exercise of stock options	1,463	1,657	1,630
Cash disbursements for payment of taxes (2)	(1,431)	(1,348)	(811)
Net cash receipts from exercise of stock
options and vesting of other stock awards	$32	$309	$819

U.S. Cellular:

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Common Shares withheld (1)	120,250	310,388	200,025

Aggregate value of Common Shares withheld	$5,952	$13,527	$7,622

Cash receipts upon exercise of stock options	5,447	3,574	1,572
Cash disbursements for payment of taxes (2)	(3,512)	(3,065)	(1,654)
Net cash receipts (disbursements) from exercise of stock
options and vesting of other stock awards	$1,935	$509	$(82)

  Such shares were withheld to cover the exercise price of stock options, if applicable, and required tax withholdings.

  In certain situations, TDS and U.S. Cellular withhold shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting. TDS and U.S. Cellular then pay the amount of the required tax withholdings to the taxing authorities in cash.

On September 23, 2011, pursuant to a plan of reorganization, TDS acquired 63% of Airadigm. See Note 8 – Acquisitions, Divestitures and Exchanges for additional information. At the acquisition date Airadigm owed $32.7 million to the FCC. This obligation was paid in September 2011.